                            OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                           Supplement dated December 15, 2008 to the
                              Prospectus dated December 28, 2007

This   supplement   amends  the  Prospectus  of  Oppenheimer   Limited-Term
Government  Fund (the "Fund") dated  December 28, 2007 and is in addition to the supplements  dated April 28, 2008 and July 1, 2008. The Prospectus is revised as follows:

The section  "How the Fund is Managed - The Manager - Portfolio  Managers,"
beginning  on page  16,  is  deleted  in its  entirety  and  replaced  with  the following:

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals  including  Benjamin J. Gord,  Geoffrey  Caan,  Thomas  Swaney and
Antulio N. Bomfim, who are primarily  responsible for the day-to-day  management of the Fund's investments.

     Mr. Gord has been a Vice President and portfolio  manager of the Fund and a
Vice  President of the Manager since April 2002. He is also a portfolio  manager of other portfolios in the  OppenheimerFunds  complex. Mr. Gord was an Executive
Director and a senior fixed income analyst at Miller,  Anderson  &  Sherrerd from April 1992 through March 2002.

     Mr. Caan has been a Vice President and portfolio  manager of the Fund and a
Vice President of the Manager since August 2003. He is also a portfolio  manager of  other  portfolios  in the  OppenheimerFunds  complex.  Mr.  Caan  was a Vice
President of ABN AMRO N.A.,  Inc. from June 2002 through August 2003, and a Vice
President of Zurich Scudder Investments from January 1999 through June 2002.

     Mr. Swaney has been a portfolio manager of the Fund and a Vice President of the Manager since April 2006. He is also a portfolio manager of other portfolios in  the  OppenheimerFunds  complex.  Mr.  Swaney  was a  senior  analyst  of the
Manager's  High Grade  Investment  Team from June 2002 to March  2006.  Prior to joining the Manager in June 2002,  Mr. Swaney was a senior fixed income  analyst at Miller,  Anderson &  Sherrerd,  a division of Morgan  Stanley  Investment
Management, from May 1998 through May 2002.

     Mr. Bomfim has been a Vice President and portfolio  manager of the Fund and a Vice  President  of the Manager  since  October  2003.  He is also a portfolio manager of other portfolios in the  OppenheimerFunds  complex.  Mr. Bomfim was a
Senior  Economist at the Board of Governors of the Federal  Reserve  System from
June 1992 to October 2003.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

December 15, 2008                                                   PS0855.040